FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT	6 Months Ended
Jun. 30, 2021
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT

4.FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT

4.1.Financial risks management

4.1.1.Overview

In the six-month period ended June 30, 2021, there were no significant changes in the financial risk management policies and procedures compared to those disclosed in Note 4 to the annual financial statements for the year ended December 31, 2020.

The Company maintained its conservative approach and strong cash and marketable securities position, as well as its hedge policy, during the crisis caused by the pandemic of COVID-19 and even though there were impacts on the fair value of its financial instruments due to the effects on all global economies, the impacts were as expected, according to sensitivity analyses disclosed in previous reports, and measures were taken in relation to the risks associated to the financial instruments, in particular to the risks of liquidity, credit and exchange rate variation, as set forth below.

4.1.2.Rating

All transactions with financial instruments are recognized for accounting purposes and classified in the following categories:

		June 30,	December 31,
	Note	2021	2020
Assets
Amortized cost
Cash and cash equivalents	5	8,585,570	6,835,057
Trade accounts receivable	7	3,979,086	2,915,206
Other assets (1)		780,449	974,265
		13,345,105	10,724,528
Fair value through other comprehensive income
Other investments - Celluforce	14.1	26,121	26,338
		26,121	26,338
Fair value through profit or loss
Derivative financial instruments	4.5.1	1,968,997	1,341,420
Marketable securities	6	2,685,612	2,396,857
		4,654,609	3,738,277
		18,025,835	14,489,143
Liabilities
Amortized cost
Trade accounts payable	17	2,575,168	2,361,098
Loans, financing and debentures	18.1	68,476,998	72,899,882
Lease liabilities	19.2	5,366,994	5,191,760
Liabilities for assets acquisitions and associates	23	509,369	502,228
Dividends payable		11,185	6,232
Other liabilities (1)		159,079	459,684
		77,098,793	81,420,884
Fair value through profit or loss
Derivative financial instruments	4.5.1	6,071,817	8,117,400
		6,071,817	8,117,400
		83,170,610	89,538,284
		65,144,775	75,049,141

1)Does not include items not classified as financial instruments.

4.1.3.Fair value of loans and financing

The estimated fair values of loans and financing are set forth below:

	Yield used	June 30,	December 31,
	to discount	2021	2020
Quoted in the secondary market
In foreign currency
Bonds	Secondary Market	41,994,147	43,703,482
Estimated to present value
In foreign currency
Export credits ("Prepayment")	LIBOR	19,097,350	20,546,778
In local currency
BNDES – TJLP	DI 1	384,510	1,399,177
BNDES - TLP	DI 1	564,989	647,235
BNDES – Fixed	DI 1	60,143	76,732
BNDES – Selic ("Special Settlement and Custody System")	DI 1	574,915	960,215
BNDES - Currency basket	DI 1	24,977	27,239
CRA ("Agribusiness Receivables Certificate")	DI 1/IPCA	3,284,039	3,286,792
Debentures	DI 1	5,570,538	5,498,793
NCE ("Export Credit Notes")	DI 1	1,330,402	1,322,813
NCR ("Rural Credit Notes")	DI 1	285,282	283,702
Export credits ("Prepayment")	DI 1	1,342,462	1,490,242
		74,513,754	79,243,200

The Management considers that for its other financial liabilities measured at amortized cost, its book values approximate to their fair values and therefore the information on their fair values is not being presented.

4.2.      Liquidity risk management

As disclosed in note 4 to annual the financial statements as of December 31, 2020, the Company’s purpose is maintaining a strong cash and marketable securities position to meet its financial and operating obligations. The amount held as cash is used for payments expected in the normal course of its operations, while the cash surplus amount is invested in highly liquid financial investments according to Cash Management Policy.

The cash position is monitored by the Company's senior management, by means of management reports and participation in performance meetings with determined frequency. In the six-month period ended June 30, 2021, the impacts in cash and marketable securities were as expected and the cash generated in the operation was used for the most part to debt redemption, including in advance.

The remaining contractual maturities of financial liabilities are disclosed at the date of this financial information reporting date. The amounts as set forth below, consist in the undiscounted cash flows and include interest payments and exchange rate variation, and therefore may not be reconciled with the amounts disclosed in the balance sheet.

	June 30,
	2021
	Book	Future	Up to 1	1 - 2		More than
	value	value	year	years	2 - 5 years	5 years
Liabilities
Trade accounts payables	2,575,168	2,575,168	2,575,168
Loans, financing and debentures	68,476,998	96,031,944	4,067,403	6,297,088	35,015,873	50,651,580
Lease liabilities	5,366,994	9,826,733	875,227	818,769	1,534,836	6,597,901
Liabilities for asset acquisitions and associates	509,369	569,469	115,495	134,525	228,985	90,464
Derivative financial instruments	6,071,817	8,643,168	1,052,089	933,750	5,706,969	950,360
Dividends payable	11,185	11,185	11,185
Other liabilities	473,085	473,085	361,197	111,888
	83,484,616	118,130,752	9,057,764	8,296,020	42,486,663	58,290,305

	December 31,
	2020
	Book	Future	Up to 1	1 - 2		More than
	value	value	year	years	2 - 5 years	5 years
Liabilities
Trade accounts payables	2,361,098	2,361,098	2,361,098
Loans, financing and debentures	72,899,882	101,540,320	4,034,595	6,619,518	36,751,023	54,135,184
Lease liabilities	5,191,760	9,552,075	620,177	806,560	2,198,419	5,926,919
Liabilities for asset acquisitions and associates	502,228	573,920	116,376	112,155	253,419	91,970
Derivative financial instruments	8,117,400	10,868,858	1,999,811	1,296,199	4,133,320	3,439,528
Dividends payable	6,232	6,232	6,232
Other liabilities	459,684	459,684	360,916	98,768
	89,538,284	125,362,187	9,499,205	8,933,200	43,336,181	63,593,601

4.3. Credit risk management

In the six-month period ended June 30, 2021, there were no significant changes in the credit risk management policies compared to those disclosed in Note 4 to the annual financial statements for the year ended of December 31, 2020, except for set forth below.

4.3.1.Trade accounts receivable  and advances to supplier

The Company has commercial and credit policies aimed at mitigating any risks arising from its customers' default, mainly through hiring of credit insurance policies, bank guarantees provided by first-tier banks and collaterals according to liquidity. Moreover, portfolio customers are subject to internal credit analysis aimed at assessing the risk regarding payment performance, both for exports and for domestic sales.

For customer credit assessment, the Company applies a matrix based on the analysis of qualitative and quantitative aspects to determine individual credit limits to each customer according to the identified risk. Each analyze is submitted for approval according to established hierarchy and, if applicable, to approval from the Management’s meeting and the Credit Committee.

4.3.2.Banks and financial institutions

In the six-month period ended June 30, 2021, there were no significant changes in the credit risk management policies and procedures related to bank and financial institutions compared to those disclosed in note 4 to the annual financial statements for the year ended December 31, 2020.

4.4.  Market risk management

In the six-month period ended June 30, 2021, there were no significant changes in the market risk management policies and procedures compared to those disclosed in note 4 to the annual financial statements for the year ended December 31, 2020.

4.4.1.Exchange rate risk management

As disclosed in note 4 of the annual financial statements for the year ended December 31, 2020, the Company hires U.S. Dollar selling transactions in the futures markets, including strategies involving options, to ensure attractive levels of operating margins for a portion of revenue. Such transactions are limited to a percentage of the net surplus foreign currency over an 18-months’ time horizon and therefore, are matched to the availability of currency for sale in the short term.

The net exposure of assets and liabilities in foreign currency which is substantially in U.S. Dollars, is set forth below:

	June 30,	December 31,
	2021	2020
Assets
Cash and cash equivalents	8,412,710	6,370,201
Trade accounts receivables	2,883,330	1,938,614
Derivative financial instruments	1,360,976	621,385
	12,657,016	8,930,200
Liabilities
Trade accounts payables	(516,152)	(492,617)
Loans and financing	(55,187,953)	(58,145,087)
Liabilities for asset acquisitions and associates	(308,766)	(313,022)
Derivative financial instruments	(5,282,153)	(6,994,363)
	(61,295,024)	(65,945,089)
Net liability exposure	(48,638,008)	(57,014,889)

4.4.1.1.Sensitivity analysis – foreign exchange rate exposure – except financial instruments derivatives

For market risk analysis, the Company uses scenarios to jointly evaluate assets and liabilities positions in foreign currency, and the possible effects on its results. The probable scenario represents the amounts recognized, as they reflect the translation into Brazilian Reais on the base date of the balance sheet (R$ to U.S.$ = R$5.0022).

This analysis assumes that all other variables, particularly, the interest rates, remains constant. The other scenarios considered the appreciation/depreciation of the Brazilian Real against the U.S. Dollar at the rates of 25% and 50%, before taxes.

The following table set forth the potential impacts in absolute amounts:

	June 30,
	2021
	Effect on profit or loss and equity
	Probable	Possible	Remote
	(base value)	(25%)	(50%)
Cash and cash equivalents	8,412,710	2,103,178	4,206,355
Trade accounts receivable	2,883,330	720,833	1,441,665
Trade accounts payable	(516,152)	129,038	258,076
Loans and financing	(55,187,953)	13,796,988	27,593,977
Liabilities for asset acquisitions and associates	(308,766)	77,192	154,383

4.4.1.2.Sensitivity analysis – foreign exchange rate exposure – financial instruments derivatives

The Company hires sales operations of U.S. Dollar in the futures markets, including strategies with options, in order to ensure attractive levels of operating margins for a portion of revenue. These operations are limited to a percentage of the net foreign exchange surplus over the 18-month horizon and, therefore, are attached to the availability of ready-to-sell foreign exchange in the short term.

Due to pandemic of COVID-19 and the effects on all global economies over the past few quarters, financial markets have experienced volatility throughout the period with a strong sense of aversion to risk, with a consequent substantial devaluation of the Real against the U.S. Dollars.

For the calculation of mark-to-market (“MtM”), the PTAX of the penultimate business day of the quarter was used, in December 2020 it was R$5.1967 and in June 2021 it was R$5.0022, with an decrease of 3.74%. These market movements caused a positive impact on the mark-to-market hedge position entered by the Company.

This analysis assumes that all other variables, particularly, the interest rates, remains constant. The other scenarios considered the appreciation/depreciation of the Brazilian Real against the U.S. Dollar at the rates of 25% and 50%, before taxes, from the base scenario of June 30, 2021.

It is important to mention that the impact caused by fluctuations in the exchange rate, whether positive or negative, will also affect the hedged asset. Therefore, even though there was a negative impact on the fair value of derivative transactions in the period, this impact was partially offset by the positive effect on the Company’s cash flow and, if the exchange rate remains stable, it will be offset by the appreciation of the hedge object in the coming periods. In addition, considering that hedge contracts are limited by the policy in a maximum of 75% of the total exposure in U.S. Dollars, the exchange rate devaluation will always benefit, in a net way, the Company’s cash generation in the long run.

The following table set forth the potential impacts assuming these scenarios:

	June 30,
	2021
	Effect on profit or loss and equity
	Probable	Possible	Remote	Possible	Remote
	(base value)	(+25%)	(+50%)	(-25%)	(-50%)
	4.9450	6.1813	7.4175	3.7088	2.4725
Financial instruments derivatives
Derivative Non-Deliverable Forward (‘NDF’)	22,519	(99,451)	(198,903)	99,451	198,903
Derivative options	837,444	(2,825,652)	(7,098,368)	4,150,388	8,806,643
Derivative swaps	(5,305,415)	(4,101,386)	(8,202,776)	4,101,394	8,202,784

4.4.2.Interest rate risk management

Fluctuations in interest rates may imply effects of increased or reduced costs on new loans and operations already contracted.

The Company is constantly looking for alternatives for the use of financial instruments in order to avoid negative impacts on its cash flow.

Considering the extinction of LIBOR over the next few years, the Company is evaluating its contracts with clauses that envisage the discontinuation of the interest rate. Most debt contracts linked to LIBOR have some clause to replace this rate with a reference index or equivalent interest rate and, for contracts that do not have a specific clause, a renegotiation will be carried out between the parties. Derivative contracts linked to LIBOR provide for a negotiation between the parties for the definition of a new rate or an equivalent rate will be provided by the calculation agent.

It is worth mentioning that the clauses related to replacement of the indexes in the Company's debt contracts indexed to LIBOR, establish that any replacement of the indexation rate in the contracts can only be evaluated in two circumstances (i) after the communication from an official government entity with formalization of the replacement/extinguishment of the effective rate of the contract, and this communication must define the exact date on which LIBOR will be extinguished and / or (ii) syndicated operations begin to be executed at a rate indexed to the Secured Overnight Financing Rate (“SOFR”). Considering that on March 5, 2021, the Financial Conduct Authority (“FCA”) announced the date of extinction of LIBOR 3M for June 30, 2023, the Company can, from this announcement, start negotiations terms of exchange of indexes for its debt contracts and related derivatives.

The Company mapped all contracts subject to IBOR reform that have yet to transition to an alternative benchmark rate and for the six-month period ended June 30, 2021 the Company has R$18,542,667 related to loan and financing contracts and R$1,235,268 related to derivative contracts and, initiated contact with the respective counterparties of each contract, to ensure that the terms and good market practices are adopted at the time of the transition of the index until June 2023, and these terms are still under negotiation between the parties.

The Company understands that it will not be necessary to change the risk management strategy due to the change in the indexes of the financial contracts linked to LIBOR.

The Company believes it is reasonable to assume that the negotiation of the indexes in its contracts, will move towards to the replacement of LIBOR by SOFR, because the available information, so far, indicates that SOFR will be the new interest rate adopted by the capital market. Based on the information available, the Company does not expect to have significant impact on its debts and derivatives linked to LIBOR.

4.4.2.1.Sensitivity analysis – exposure to interest rates – except financial instruments derivatives

For market risk analysis, the Company uses scenarios to evaluate the sensitivity that variations in operations impacted by the rates: Interbank Deposit Rate (“CDI”), Long Term Interest Rate (“TJLP”), Special System for Settlement and Custody ("SELIC") and the London Interbank Offered Rate (“LIBOR”) which may impact the results. The probable scenario represents the amounts already booked, as they reflect the best estimate of the Management.

This analysis assumes that all other variables, particularly exchange rates, remain constant. The other scenarios considered appreciation/depreciation of 25% and 50% in the market interest rates.

The following table set forth the potential impacts in absolute amounts:

	June 30,
	2021
	Effect on profit or loss and equity
		Possible	Remote
	Probable	(25%)	(50%)
CDI/SELIC
Cash and cash equivalents	17,302	180	359
Marketable securities	2,681,431	27,820	55,640
Loans and financing	(9,363,931)	97,151	194,302

TJLP
Loans and financing	(397,245)	4,578	9,156

LIBOR
Loans and financing	(17,943,585)	6,538	13,076

4.4.2.2.Sensitivity analysis – exposure to interest rates – financial instruments derivatives

This analysis assumes that all other variables remain constant. The other scenarios considered appreciation/depreciation of 25% and 50% in the market interest rates.

The following table set forth the potential impacts assuming these scenarios:

	June 30,
	2021
	Effect on profit or loss and equity
		Probable	Remote	Probable	Remote
	Probable	(+25%)	(+50%)	(-25%)	(-50%)
CDI
Financial instruments derivatives
Liabilities
Derivative Non-Deliverable Forward (‘NDF’)	22,519	(2,045)	(4,050)	2,087	4,218
Derivative options	837,444	(117,913)	(230,101)	123,873	253,831
Derivative swaps	(5,305,415)	(27,707)	(54,491)	28,618	58,092

LIBOR
Financial instruments derivatives
Liabilities
Derivative swaps	(5,305,415)	72,227	144,448	(72,221)	(144,448)

4.4.2.3.Sensitivity analysis for changes in the consumer price index of the US economy

For the measurement of the probable scenario, the United States Consumer Price Index (US-CPI) was considered on December 31, 2020. The probable scenario was extrapolated considering an appreciation/depreciation of 25% and 50% in the US-CPI to define the possible and remote scenarios, respectively, in absolute amounts.

The following table set forth the potential impacts in absolute amounts:

	June 30,
	2021
	Effect on profit or loss and equity
	Probable	Possible	Remote
	(base value)	(25%)	(50%)
	2.5282%	3.1603%	3.7923%
Embedded derivative in forestry partnership and standing wood supply agreements	254,848	165,629	340,080

4.4.3.Commodity price risk management

The Company is exposed to commodity prices that reflect mainly on the pulp sale price in the foreign market. The dynamics of opening and closing production capacities in the global market and the macroeconomic conditions may have an impact on the Company´s operating results.

Through a specialized team, the Company monitors the hardwood pulp price and analyses future trends, adjusting the forecast that aims to assisting preventive measures to properly conduct the different scenarios. There is no liquid financial market to sufficiently mitigate the risk of a material portion of the Company's operations. Hardwood pulp price protection operations available on the market have low liquidity and low volume and large distortion in price formation. No relevant changes were observed in relation to pulp prices and future markets related to this index due to the crisis caused by the pandemic of COVID-19.

The Company is also exposed to international oil prices, which is reflected on logistical costs for selling to the export market and indirectly in the costs of other supplies. In this case, the Company evaluates the contracting of derivative financial instruments to mitigate the risk of price variation in its result.

On June 30, 2021, the Company did not a hire position to hedge its logistics costs (US$37,757 as of December 31, 2020).

4.5.       Derivative financial instruments

The Company determines the fair value of derivative contracts, which differ from the amounts realized in the event of early settlement due to bank spreads and market factors at the time of quotation. The amounts presented by the Company are based on an estimate using market factors and use data provided by third parties, measured internally and compared to calculations performed by external consultants and by counterparties.

Details of derivative financial instruments and their respective calculation methodologies are disclosed in note 4 to the annual financial statements for the year ended December 31, 2020.

4.5.1.Outstanding derivatives by type of contract, including embedded derivatives

The positions of outstanding derivatives are set forth below:

	Notional value in U.S.$		Fair value
	June 30,	December 31,	June 30,	December 31,
	2021	2020	2021	2020
Instruments hired with protection strategy
Operational Hedge
ZCC	3,777,250	3,212,250	837,500	(780,457)
NDF (R$ x US$)	80,000	80,000	22,519	7,948

Debt hedge
Interest rate hedge
Swap LIBOR to Fixed (U.S.$)	3,600,000	3,683,333	(706,256)	(1,059,192)
Swap IPCA to CDI (notional in Brazilian Reais)	843,845	843,845	269,764	285,533
Swap IPCA to Fixed (U.S.$)	121,003	121,003	(85,924)	(114,834)
Swap CDI x Fixed (U.S.$)	2,267,057	2,267,057	(4,166,257)	(4,977,309)
Pre-fixed Swap to U.S.$ (U.S.$)	350,000	350,000	(529,014)	(508,328)

Commodity Hedge
Swap US-CPI (U.S.$) (1)	612,650	646,068	254,848	354,900
Swap VLSFO (2)		37,757		15,759
			(4,102,820)	(6,775,980)

Current assets			1,204,841	484,043
Non-current assets			764,156	857,377
Current liabilities			(1,010,897)	(1,991,118)
Non-current liabilities			(5,060,920)	(6,126,282)
			(4,102,820)	(6,775,980)

1)	The embedded derivative refers to swap contracts for the sale of US-CPI variations within the term of the forest partnership and standing wood supply contracts.
2)	As of December 31, 2020, includes Swap Brent, whose contracts were fully settled in the subsequent period.

The current contracts and the respective protected risks are set forth below:

(i)	Swap CDI x Fixed US$: positions in conventional swaps exchanging the variation in the Interbank Deposit rate (“DI”) for a fixed rate in United States Dollars (“US$”). The objective is to change the debt index in Brazilian Reais to US$, in compliance with the Company's natural exposure of receivables in US$.
(ii)	Swap IPCA x CDI: positions in conventional swaps exchanging variation of the Amplified Consumer Price Index (“IPCA”) for DI rate. The objective is to change the debt index in Reais, in compliance with the Company's cash position in Brazilian Reais, which is also indexed to DI.
(iii)	IPCA swap x Fixed US$: positions in conventional swaps exchanging variation of the IPCA for a fixed rate in US$. The objective is to change the debt index in Brazilian Reais to US$, in compliance with the Company's natural exposure of receivables in US$.
(iv)	Swap LIBOR x Fixed US$: positions in conventional swaps exchanging post-fixed rate (LIBOR) for a fixed rate in US$. The objective is to protect the cash flow from changes in the US interest rate.
(v)	Pre Fixed Swap R$ x Fixed US$: positions in conventional swaps a fixed rate in Reais for a fixed rate in US$. The objective is to change the exposure of debts in Brazilian Reais to US$, in compliance with the Company's natural exposure of receivables in US$.
(vi)	Zero-Cost Collar (“ZCC”): positions in an instrument that consists of the simultaneous combination of purchase of put options and sale of call options of US$, with the same principal and maturity value, with the objective of protecting the cash flow of exports. In this strategy, an interval is established where there is no deposit or receipt of financial margin upon expiration of options. The objective is to protect the cash flow of exports against decrease Real.
(vii)	Non Deliverable Forward (“NDF”): positions sold in futures contracts of US$ with the objective of protecting the cash flow of exports against the decrease in the Brazilian Real.
(viii)	Swap Very Low Sulphur Fuel Oil (“VLSFO”) (oil): oil purchase positions, with the objective of protecting logistical costs related to ocean freight contracts, against the increase in oil prices.
(ix)	Swap US-CPI: The embedded derivative refers to sale swap contracts of variations of US-CPI within the terms of the forest partnership and standing wood supply contracts.

The variation in the fair value of derivatives for the six-month period ended June 30, 2021 compared to the fair value measured on December 31, 2020 is explained substantially by appreciation of the Brazilian Real against the U.S. Dollar. There were also less significant impacts caused by the variation in the Pre, Foreign Exchange Coupon and LIBOR curves in transactions.

It is important to highlight that, the outstanding agreements for the six-month period ended June 30, 2021, are over-the-counter market, without any kind of guaranteed margin or early settlement clause forced by changes from mark to market, including possible variations caused by the pandemic of COVID-19.

4.5.2.Fair value by maturity schedule

	June 30,	December 31,
	2021	2020
2021	74,613	(1,507,075)
2022	(258,065)	(918,030)
2023	(225,705)	(433,195)
2024	(578,197)	(705,859)
2025	(1,574,105)	(1,684,124)
2026 onwards	(1,541,361)	(1,527,697)
	(4,102,820)	(6,775,980)

4.5.3.Outstanding of assets and liabilities derivatives positions

The outstanding derivatives positions are set forth below:

	Notional value			Fair value
		June 30,	December 31,	June 30,	December 31,
	Currency	2021	2020	2021	2020
Debt hedge
Assets
Swap CDI to Fixed (U.S.$)	R$	8,594,225	8,594,225	102,173	719
Swap Pre-Fixed to U.S.$	R$	1,317,226	1,317,226	88,105	136,192
Swap LIBOR to Fixed (U.S.$)	US$	3,600,000	3,683,333	83,408	61,120
Swap IPCA to CDI	IPCA	1,019,028	974,102	269,764	285,533
Swap IPCA to U.S.$	IPCA	545,000	520,973
				543,450	483,564
Liabilities
Swap CDI to Fixed (U.S.$)	US$	2,267,057	2,267,057	(4,268,430)	(4,978,028)
Swap Pre-Fixed to U.S.$	US$	350,000	350,000	(617,119)	(644,520)
Swap LIBOR to Fixed (U.S.$)	US$	3,600,000	3,683,333	(789,664)	(1,120,312)
Swap IPCA to CDI	R$	843,845	843,845
Swap IPCA to U.S.$	US$	121,003	121,003	(85,924)	(114,834)
				(5,761,137)	(6,857,694)
				(5,217,687)	(6,374,130)
Operational hedge
Zero cost collar (U.S.$ x R$)	US$	3,777,250	3,212,250	837,500	(780,457)
NDF (R$ x U.S.$)	US$	80,000	80,000	22,519	7,948
				860,019	(772,509)
Commodity hedge
Swap US-CPI (standing wood)	US$	612,650	646,068	254,848	354,900
Swap VLSFO	US$		37,757		15,759
				254,848	370,659
				(4,102,820)	(6,775,980)

4.5.4.Fair value settled amounts

The settled derivatives positions are set forth below:

	June 30,	December 31,
	2021	2020
Operational hedge
Zero cost collar (R$ x U.S.$)	(1,161,276)	(2,268,158)
NDF (R$ x U.S.$)	(37)	(60,815)
	(1,161,313)	(2,328,973)
Commodity hedge
Swap Bunker (oil)	53,840	(85,468)
	53,840	(85,468)
Debt hedge
Swap CDI to Fixed (U.S.$)	(184,748)	(1,888,906)
Swap IPCA to CDI (notional in Brazilian Reais)	20,148	10,601
Swap IPCA to Fixed (U.S.$)		10,054
Swap Pre-Fixed to U.S.$	49,562	59,351
Swap LIBOR to Fixed (U.S.$)	(211,777)	(242,299)
	(326,815)	(2,051,199)
	(1,434,288)	(4,465,640)

4.6.    Fair value hierarchy

For the six-month period ended June 30, 2021, there were no changes between the 3 (three) levels of hierarchy and no transfers between levels 1, 2 and 3 during the periods disclosed.

	June 30,
	2021
	Level 1	Level 2	Level 3	Total
Assets
Fair value through profit or loss
Derivative financial instruments		1,968,997		1,968,997
Marketable securities	539,382	2,146,230		2,685,612
	539,382	4,115,227		4,654,609

Fair value through other comprehensive income
Other investments - CelluForce			26,121	26,121
			26,121	26,121

Biological assets			11,720,857	11,720,857
			11,720,857	11,720,857
	539,382	4,115,227	11,746,978	16,401,587

Liabilities
Fair value through profit or loss
Derivative financial instruments		6,071,817		6,071,817
		6,071,817		6,071,817
		6,071,817		6,071,817

	December 31,
	2020
	Level 1	Level 2	Level 3	Total
Assets
Fair value through profit or loss
Derivative financial instruments		1,341,420		1,341,420
Marketable securities	444,712	1,952,145		2,396,857
	444,712	3,293,565		3,738,277

Fair value through other comprehensive income
Other investments - CelluForce			26,338	26,338
			26,338	26,338

Biological assets			11,161,210	11,161,210
			11,161,210	11,161,210
	444,712	3,293,565	11,187,548	14,925,825

Liabilities
Fair value through profit or loss
Derivative financial instruments		8,117,400		8,117,400
		8,117,400		8,117,400
		8,117,400		8,117,400

4.7.    Capital management

The main objective is to strengthen the Company’s capital structure, aiming to maintain an adequate financial leverage, and to mitigate risks that may affect the availability of capital in business development.

The Company monitors constantly significant indicators, such as, consolidated financial leverage, which is the ratio of total net debt to its adjusted Earnings Before Interest, Taxes, Depreciation, and Amortization (“Adjusted EBITDA”).